Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes
14.	INCOME TAXES
The Company is incorporated in the Cayman Islands and conducts its primary business operations through its subsidiaries, VIEs and subsidiaries of VIEs in the PRC. It also has subsidiaries mainly in Hong Kong, Singapore and Japan.
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.
Hong Kong
Cheetah Technology, HK Zoom, Cheetah Information and Cheetah Mobile Hong Kong are incorporated in Hong Kong and are subject to Hong Kong profits tax rate of 16.5%.
Singapore
Cheetah Mobile Singapore is incorporated in Singapore and is subject to Singapore corporate income tax rate of
17%
in 2015. Started from 2016, the Singapore Economic Development Board (“EDB”) provides a tax holiday of a reduced corporate tax rate at
5%
on incremental income from qualifying activities to Cheetah Mobile Singapore for ten years
from 2016 to 2025 under the Development Expansion Incentive (“DEI”) scheme. In consideration of the change in business environment, Cheetah Singapore was no longer eligible for the DEI scheme in 2019, and Cheetah Singapore is subject to 17% income tax rate in 2019.
Japan
Kingsoft Japan is incorporated in Japan with
paid-in
capital in excess of
Japaneses Yen (“JPY”) 100
 million and is subject to a national corporate income tax rate of 23.4% and 23.2% since April 1, 2016 and April 1, 2018. The subsidiary of Kingsoft Japan with paid-in
capital of no more than JPY100 million is taxed at a tax rate of 15% on first JPY8 million and at 23.2% on the portion over JPY8 million from April 1, 2018. Local income taxes, which are local inhabitant tax and enterprise tax, are also imposed on corporate income.
PRC
The Company’s subsidiaries in the PRC and the VIEs are subject to the statutory rate of 25%, unless otherwise specified, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.
Beijing Security, being qualified as High New Technology Enterprise (“HNTE”), is entitled to the preferential income tax rate of 15% from 2017 to 2019. As qualified HNTEs, Conew Network and Beijing Kingsoft Cheetah Technology Co., Ltd. are entitled to the preferential income tax rate of 15% from 2018 to 2020; And Beijing Mobile and Beijing Network are entitled to the preferential income tax rate of 15%
from 2019 to 2021.
Pursuant to Ministry of Finance and State Administration of Taxation Announcement [2019] No.68, new Software development enterprise are each entitled to a tax holiday of
two-year
full EIT exemption followed by three-year 50% EIT reduction (“2+3 tax holiday”) starting from their respective first profit-making year prior to December 31, 2018. Zhuhai Baoqu Technology Co., Ltd. being qualifying as a new software development enterprise in the second year is entitled to a tax holiday of full EIT exemption in 2019
.
Without the tax holidays and preferential tax, the Group’s income tax expenses would have increased by
RMB67,934
and
RMB58,121
for the years ended December 31, 2017 and 2018, and decreased by

RMB84,520 (
US$12,141
)

for the years ended December 31, 2019, respectively. The impacts of the tax holidays and preferential tax rates were an increase in the basis earnings per share of
RMB0.0487
and
RMB0.0414
for the years ended December 31, 2017 and 2018, respectively, and a decrease in the loss per share of
 RMB0.0617 (US$0.0089) for the year ended December 31, 2019
.

Under the EIT Law, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC
tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.
Income (loss) before income taxes consists of:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
PRC	242,820	142,077	(589,752)	(84,713)
Non-PRC	1,190,445	1,127,646	224,065	32,184

Total	1,433,265	1,269,723	(365,687)	(52,529)

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income
(
loss
)
are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current income tax expenses	82,908	108,935	1,923	276
Deferred income tax (benefits) expenses	(25,306)	8,065	5,981	859

Income tax expenses	57,602	117,000	7,904	1,135

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Income (loss) before income tax	1,433,265	1,269,723	(365,687)	(52,529)
Income tax expense computed at the PRC statutory tax rate of 25%	358,316	317,431	(91,423)	(13,132)
Effect of different tax rates in different jurisdictions	(119,565)	(192,671)	(178,059)	(25,577)
Effect of tax holiday and preferential tax rates	(80,671)	(61,434)	84,520	12,141
Research and development super-deduction	(50,223)	(90,521)	(105,443)	(15,146)
Non-taxable income(i)	(188,139)	(46,031)	(15,804)	(2,270)
Non-deductible expenses(ii)	71,039	22,561	165,580	23,784
Effect of change in tax rate	7,279	1,176	(7,991)	(1,148)
Outside basis difference on investment	9,808	41,386	(30,681)	(4,406)
Withholding tax and others	18,149	55,712	(5,470)	(787)
Changes in valuation allowance	31,609	69,391	192,675	27,676

Income tax expenses	57,602	117,000	7,904	1,135

(i)	Non-taxable income mainly consists of gains on disposal of subsidiaries and long-term investments that are not subject to tax under the tax laws of different jurisdictions.
(ii)	Non-deductible expenses mainly consist of share-based compensation expenses, entertainments and other expenses that are not allowed to be deducted under the tax laws of different jurisdictions.
Deferred taxes were measured using the enacted tax rates for the periods in which the temporary differences are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax balances as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	174,058	177,107	25,440
Equity investment loss	19,297	47,202	6,780
Provision for doubtful accounts	15,520	17,675	2,539
Intangible assets and accrued expenses	9,029	6,787	975
Deferred revenue	2,321	2,153	309
Government subsidies	615	100	14
Share-based compensa tion	151	2,584	371
Others	8,933	7,611	1,093
Less: valuation allowance	141,028	229,268	32,932

Deferred tax assets	88,896	31,951	4,589

Deferred tax liabilities:
Outside basis difference on investmen t	110,222	78,211	11,234
Equity method investment	—	4,567	656
Long-lived assets arising from business acquisitions	69	69	10

Deferred tax liabilities	110,291	82,847	11,900

The Group operates through several subsidiaries, VIEs and subsidiar ies
of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2018, and 2019, the Group’s total deferred tax assets before valuation allowances were RMB229,924 and RMB261,219 (US$37,522) respectively. As of December 31, 2018 and 2019, the Group recorded valuation allowances of RMB141,028 and RMB229,268 (US$32,932), respectively, on its deferred tax assets that are sufficient to reduce the deferred tax assets to the amounts that are more-likely-than-not
to be realized.
Undistributed earnings of certain of the Company’s PRC subsidiaries amounted to approximately RMB820,099 and RMB722,056 (US$103,717) on December 31, 2018 and 2019, respectively. Those earnings are considered to be indefinitely reinvested; accordingly, no provision for PRC withholding tax has been provided thereon. Upon repatriation of those earnings in the form of dividends, the Group would be subject to PRC withholding tax at 10%. The PRC withholding tax rate could be reduced to 5% should the treaty benefit between Hong Kong and the PRC be applicable. As such, the amount of unrecognized deferred income tax liabilities is approximately ranging from RMB41,005 to RMB82,010 and RMB36,103 (US$5,186) to RMB72,206 (US$10,372) as of December 31, 2018 and 2019, respectively.

As of December 31, 2019, the Group had taxable losses of approximately RMB1,321,790 (US$189,863)
primarily deriving from entities in the PRC
and
Hong Kong, which can be carried forward per tax regulation to offset future net profit for income tax purposes. The PRC taxable loss will expire from
 2020 to 2029;
the Hong Kong taxable loss can be carried forward without an expiration date.
Unrecognized tax benefits
As of December 31, 2018 and 201
9
, the Group had unrecognized tax benefits of RMB76,208 and
RMB65,936 (US$9,471), of
which RMB35,455 and
RMB25,746 (US$3,698), respectively, were
deducted against the deferred tax assets on tax losses carry forward, and the remaining amounts of RMB40,753 and
RMB40,190 (US$5,773), respectively
were presented in the other
non-current
liabilities in the consolidated balance sheets. The Group’s unrecognized tax benefits for the years ended December 31, 2018 and 2019 were primarily related to the tax-deduction
of share-based compensation expenses and other expenses. It is possible that the amount of unrecognized benefits will change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of December 31, 2018, and 2019, there are RMB40,753 and RMB40,190 (US$5,773) of unrecognized tax benefits that if recognized would impact the annual effective tax rate. A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	2018	2019
	RMB	RMB	US$
Balance at January 1	63,252	76,208	10,947
Additions based on tax positions related to current year	12,956	3,853	553
Reversal based on tax positions related to prior years	—	(12,655)	(1,818)
Decrease related to deconsolidation of Live.me	—	(1,470)	(211)

Balance at December 31	76,208	65,936	9,471

The Group recognizes accrued interest related to unrecognized tax benefits in income tax expenses. For the years ended December 31, 2018 and 2019, the Group recognized approximately RMB6,540
 a
nd RMB4,416 (US$634) in interest
, respectively
. The Group had approximately RMB16,749 and RMB21,165 (US$3,040) accrued interest as of December 31, 2018 and 2019, respectively.
As of December 31, 2019, the tax years ended December 31, 201
4
 through 201
9
for the Group’s subsidiaries in the PRC and the VIEs are generally subject to examination by the PRC tax authorities. The tax years ended December 31, 2014 through 201
9
for the Group’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities. The tax years ended December 31, 2013 through 2019 for the Group’s subsidiaries in Hong Kong are generally subject to examination by the Hong Kong tax authorities.